Other Payable - Schedule of Other Payable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Payable for cultivation facilities purchase	$ 2,596,086
Other	9,506
Total	$ 2,605,592